Post-Employment Benefits - Summary of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 7,370	$ 7,613
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	589	696
Canada plan [member] | Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	6,684	6,932
Canada plan [member] | Pension plan [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	3,482	3,755
Canada plan [member] | Pension plan [member] | Deferred Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	484	490
Canada plan [member] | Pension plan [member] | Retired Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	2,718	2,687
Canada plan [member] | Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	541	646
Canada plan [member] | Other post employment benefit plans [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	142	188
Canada plan [member] | Other post employment benefit plans [member] | Deferred Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	0	0
Canada plan [member] | Other post employment benefit plans [member] | Retired Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 399	$ 458